Share capital and other equity - Reserves (Details) - £ / shares		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019		Mar. 19, 2021
Ordinary share from discontinued operations basic		£ 0.024	£ 0.010	£ 0.021	[1]
Ordinary share from discontinued operations dilutive		0.024	£ 0.010	£ 0.021	[1]
Ordinary shares
Own shares held						200,000,000
Par value		£ 1
Delivery of own shares held	200,000,000
Own shares held | Ordinary shares
Own shares held		180,937,710
Delivery of own shares held		19,062,290
Share awards and options | Own shares held
Own shares held		15,000,000		16,000,000
Par value		£ 1
Delivery of own shares held		1,000,000

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.